Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Cash Flows from Operating Activities:
Net income (loss)	$ (319.3)	$ 58.8	$ 134.6
(Income) loss from discontinued operations, net of income taxes	0.7	(1.0)	6.7
Income (loss) from continuing operations	(318.6)	57.8	141.3
Adjustments to reconcile net cash provided by operating activities:
Depreciation and amortization	275.9	139.6	130.9
Share-based compensation	67.7	16.2	10.7
Deferred income taxes	(107.5)	(9.0)	9.0
Non-cash impairment charges	381.2	0	0
Inventory provisions	32.1	15.5	2.7
Other non-cash items	(24.3)	(5.2)	(13.4)
Changes in assets and liabilities, net of the effects of acquisitions:
Accounts receivable, net	(51.3)	(181.2)	(6.8)
Inventories	56.0	27.7	(62.8)
Accounts payable	(32.9)	7.2	(8.3)
Income taxes	(54.8)	60.7	79.4
Accrued and other liabilities	110.5	22.6	(38.7)
Other	39.4	(16.0)	11.8
Net cash provided by operating activities	373.4	135.9	255.8
Cash Flows from Investing Activities:
Capital expenditures	(127.8)	(147.9)	(144.2)
Acquisitions and intangibles, net of cash acquired	(2,793.8)	(88.1)	(13.2)
Restricted cash	4.1	0	0
Other	26.7	1.3	5.2
Net cash (used in) investing activities	(2,890.8)	(234.7)	(152.2)
Cash Flows from Financing Activities:
Issuance of external debt	3,043.2	898.1	0
Repayment of external debt and capital leases	(34.8)	(1.3)	(1.3)
Excess tax benefit from share-based compensation	8.9	3.4	1.7
Debt financing costs	(71.7)	(12.0)	0
Net transfers to parent	0	(515.9)	(104.0)
Proceeds from exercise of share options	25.8	0.6	0
Repurchase of shares	(17.5)	0	0
Other	0	0.1	0
Net cash provided by (used in) financing activities	2,953.9	373.0	(103.6)
Effect of currency rate changes on cash	(4.2)	1.3	0
Net increase in cash and cash equivalents	432.3	275.5	0
Cash and cash equivalents at beginning of period	275.5	0	0
Cash and cash equivalents at end of period	707.8	275.5	0
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest, net	57.2	0.8	0.6
Cash paid for income taxes, net	$ 128.0	$ 15.0	$ 4.9